Debt (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt
Note 7 - Debt

Repurchase Agreements - Commercial Mortgage Loans

The Company has entered into repurchase facilities with JPMorgan Chase Bank, National Association (the "JPM Repo Facility"), U.S Bank National Association (the "USB Repo Facility"), Barclays Bank PLC (the "Barclays Revolver Facility" and the "Barclays Repo Facility"), Wells Fargo Bank, National Association (the "WF Repo Facility"), and Credit Suisse AG (the "CS Repo Facility" and together with JPM Repo Facility, USB Repo Facility, WF Repo Facility, Barclays Revolver Facility, and Barclays Repo Facility, the "Repo Facilities").

The Repo Facilities are financing sources through which the Company may pledge one or more mortgage loans to the financing entity in exchange for funds typically at an advance rate of between 65% to 80% of the principal amount of the mortgage loan being pledged.

The details of the Company's Repo Facilities at June 30, 2021 and December 31, 2020 are as follows (dollars in thousands):

As of June 30, 2021
Repurchase Facility	Committed Financing	Amount Outstanding	Interest Expense (1)	Ending Weighted Average Interest Rate	Maturity
JPM Repo Facility	$300,000	$125,284	$1,915	2.24%	10/6/2022
CS Repo Facility	200,000	93,374	1,771	2.58%	8/19/2021
WF Repo Facility (2)	175,000	—	670	N/A	11/21/2021
Barclays Revolver Facility (3)	100,000	—	68	N/A	9/20/2021
Barclays Repo Facility (4)	300,000	68,804	1,009	2.06%	3/15/2022
Total	$1,075,000	$287,462	$5,433

(1)	For the six months ended June 30, 2021. Includes amortization of deferred financing costs.
(2)	There are two more one-year extension options available at the Company's discretion.
(3)	There is one more one-year extension option available at the Company's discretion.
(4)	Includes one more one-year extension at the Company's option.

As of December 31, 2020
Repurchase Facility	Committed Financing	Amount Outstanding	Interest Expense (1)	Ending Weighted Average Interest Rate	Maturity
JPM Repo Facility (2)	$300,000	$113,884	$5,020	2.54%	10/6/2022
USB Repo Facility (3)	100,000	5,775	599	2.40%	6/15/2021
CS Repo Facility (4)	200,000	106,971	3,539	2.84%	8/19/2021
WF Repo Facility (5)	175,000	27,150	1,041	2.50%	11/21/2021
Barclays Revolver Facility (6)	100,000	—	387	N/A	9/20/2021
Barclays Repo Facility (7)	300,000	22,560	1,046	2.51%	3/15/2022
Total	$1,175,000	$276,340	$11,632

(1)	For the year ended December 31, 2020. Includes amortization of deferred financing costs.
(2)	On October 6, 2020 the maturity date was amended to October 6, 2022.
(3)	On June 9, 2020, the Company exercised the extension option upon the satisfaction of certain conditions, and extended the term maturity to June 15, 2021.
(4)
On August 28, 2020, the Company exercised the extension option upon the satisfaction of certain conditions, and extended the term maturity to August 19, 2021. Additionally, in 2020 the committed financing amount was downsized from $300 million to $200 million.

(5)
On November 17, 2020, the Company exercised the extension option upon the satisfaction of certain conditions, and extended the term maturity to November 21, 2021. There are two more one-year extension options available at the Company's discretion.

(6)	There is one one-year extension option available at the Company's discretion.
(7)	Includes two one-year extensions at the Company's option.

The Company expects to use the advances from the Repo Facilities to finance the acquisition or origination of eligible loans, including first mortgage loans, subordinated mortgage loans, mezzanine loans and participation interests therein.

The Repo Facilities generally provide that in the event of a decrease in the value of the Company's collateral, the lenders can demand additional collateral. As of June 30, 2021 and December 31, 2020, the Company is in compliance with all debt covenants.

Other financing and loan participation - Commercial Mortgage Loans

On March 23, 2020, the Company transferred $15.2 million of its interest in a term loan to Sterling National Bank ("SNB") via a participation agreement. Since inception, the Company's outstanding loan increased as a result of future fundings, leading to an increase in amount outstanding via the participation agreement. The Company incurred $0.2 million and $0.4 million of interest expense on the SNB term loan for the three and six months ended June 30, 2021. As of June 30, 2021 the outstanding participation balance was $37.1 million. The loan matures on February 9, 2023.

Mortgage Note Payable

On October 15, 2019, the Company obtained a commercial mortgage loan for $29.2 million related to the real estate owned portfolio. As of June 30, 2021 the loan accrued interest at an annual rate of 3.85% and matures on November 6, 2034. The Company incurred $0.3 million and $0.6 million of interest expense for the three and six months ended June 30, 2021.

Unsecured Debt

Pursuant to a lending and security agreement with Security Benefit Life Insurance Company ("SBL"), which was entered into in February 2020 and amended in March and August 2020, the Company may borrow up to $100.0 million at a rate of one-month LIBOR + 4.5%. The facility has a maturity of February 10, 2023 and is secured by a pledge of equity interests in certain of the Company’s subsidiaries. The Company incurred $0.4 million and $0.9 million of interest expense on the lending agreement with SBL for the three and six months ended June 30, 2021. As of June 30, 2021, there was no outstanding balance.

Repurchase Agreements - Real Estate Securities

The Company has entered into various Master Repurchase Agreements (the "MRAs") that allow the Company to sell real estate securities while providing a fixed repurchase price for the same real estate securities in the future. The repurchase contracts on each security under an MRA generally mature in 30-90 days and terms are adjusted for current market rates as necessary.

Below is a summary of the Company's MRAs as of June 30, 2021 and December 31, 2020 (dollars in thousands):

				Weighted Average
Counterparty	Amount Outstanding	Interest Expense	Collateral Pledged (1)	Interest Rate	Days to Maturity
As of June 30, 2021
JP Morgan Securities LLC	$18,959	$149	$23,621	1.25%	6
Goldman Sachs International	—	37	—	N/A	N/A
Barclays Capital Inc.	27,551	375	35,676	1.34%	51
Citigroup Global Markets, Inc.	—	81	—	N/A	N/A
Total/Weighted Average	$46,510	$642	$59,297	1.30%	33

As of December 31, 2020
JP Morgan Securities LLC	$33,791	$1,668	$43,612	1.75%	31
Wells Fargo Securities, LLC	—	1,057	—	N/A	N/A
Goldman Sachs International	22,440	455	30,794	1.68%	16
Barclays Capital Inc.	76,809	2,102	97,244	1.71%	33
Credit Suisse AG	—	905	—	N/A	N/A
Citigroup Global Markets, Inc.	53,788	2,532	71,723	1.70%	29
Total/Weighted Average	$186,828	$8,719	$243,373	1.71%	33

(1)
Includes $59.3 million and $72.2 million of CLO notes, held by the Company, which are eliminated within the real estate securities, at fair value line in the consolidated balance sheets as of June 30, 2021 and December 31, 2020, respectively.

Collateralized Loan Obligations

As of June 30, 2021 and December 31, 2020 the notes issued by BSPRT 2018-FL3 Issuer, Ltd. and BSPRT 2018-FL3 Co-Issuer, LLC, wholly owned indirect subsidiaries of the Company, are collateralized by interests in a pool of 23 and 27 mortgage assets having a principal balance of $380.2 million and $417.9 million, respectively (the "2018-FL3 Mortgage Assets"). The sale of the 2018-FL3 Mortgage Assets to BSPRT 2018-FL3 Issuer, Ltd. is governed by a Mortgage Asset Purchase Agreement dated as of April 5, 2018, between the Company and BSPRT 2018-FL3 Issuer, Ltd.

As of June 30, 2021 and December 31, 2020 the notes issued by BSPRT 2018-FL4 Issuer, Ltd. and BSPRT 2018-FL4 Co-Issuer, LLC, each wholly owned indirect subsidiaries of the Company, are collateralized by interests in a pool of 46 and 59 mortgage assets having a principal balance of $671.0 million and $852.1 million, respectively (the "2018-FL4 Mortgage Assets"). The sale of the 2018-FL4 Mortgage Assets to BSPRT 2018-FL4 Issuer is governed by a Mortgage Asset Purchase Agreement dated as of October 12, 2018, between the Company and BSPRT 2018-FL4 Issuer.

As of June 30, 2021 and December 31, 2020, the notes issued by BSPRT 2019-FL5 Issuer, Ltd. and BSPRT 2019-FL5 Co-Issuer, LLC, each wholly owned indirect subsidiaries of the Company, are collateralized by interests in a pool of 56 and 54 mortgage assets having a principal balance of $742.6 million and $799.8 million respectively (the "2019-FL5 Mortgage Assets"). The sale of the 2019-FL5 Mortgage Assets to BSPRT 2019-FL5 Issuer is governed by a Mortgage Asset Purchase Agreement dated as of May 30, 2019, between the Company and BSPRT 2019-FL5 Issuer.

On March 25, 2021, BSPRT 2021-FL6 Issuer, Ltd. (the “Issuer”) and BSPRT 2021-FL6 Co-Issuer, LLC (the “Co-Issuer”), both wholly owned indirect subsidiaries of the Company entered into an indenture with the OP, as advancing agent and U.S. Bank National Association, as note administrator and trustee, which governs the issuance of approximately $645.8 million principal balance secured floating rate notes (the “Notes”), of which $573.1 million were purchased by third party investors and $72.6 million were purchased by a wholly owned subsidiary of the OP. In addition, concurrently with the issuance of the Notes, the Issuer also issued 54,250 Preferred Shares, par value of $0.001 per share and with an aggregate liquidation preference and notional amount equal to $1,000 per share (the “Preferred Shares”), which were not offered as part of closing the indenture. For U.S. federal income tax purposes, the Issuer and Co-Issuer are disregarded entities.

As of June 30, 2021, the notes issued by BSPRT 2021-FL6 Issuer, Ltd. and BSPRT 2021-FL6 Co-Issuer, LLC, are collateralized by interests in a pool of 46 mortgage assets having a principal balance of $670.3 million (the "2021-FL6 Mortgage Assets"). The sale of the 2021-FL6 Mortgage Assets to BSPRT 2021-FL6 Issuer, Ltd. is governed by a Collateral Interest Purchase Agreement dated as of March 25, 2021, between the Company and BSPRT 2021-FL6 Issuer, Ltd.

The Company, through its wholly-owned subsidiaries, holds the preferred equity tranches of the above CLOs of approximately $311.2 million and $256.9 million as of June 30, 2021 and December 31, 2020, respectively. The following table represents the terms of the notes issued by 2018-FL3 Issuer, 2018-FL4 Issuer, 2019-FL5 Issuer and 2021-FL6 Issuer (the "CLOs), respectively, as of June 30, 2021 (dollars in thousands):

CLO Facility	Tranche	Par Value Issued	Par Value Outstanding (1)	Interest Rate	Maturity Date
2018-FL3 Issuer	Tranche A	$286,700	$56,128	1M LIBOR + 105	10/15/2034
2018-FL3 Issuer	Tranche A-S	77,775	77,775	1M LIBOR + 135	10/15/2034
2018-FL3 Issuer	Tranche B	41,175	41,175	1M LIBOR + 165	10/15/2034
2018-FL3 Issuer	Tranche C	39,650	39,650	1M LIBOR + 255	10/15/2034
2018-FL3 Issuer	Tranche D	42,700	42,700	1M LIBOR + 345	10/15/2034
2018-FL4 Issuer	Tranche A	416,827	247,640	1M LIBOR + 105	9/15/2035
2018-FL4 Issuer	Tranche A-S	73,813	73,813	1M LIBOR + 130	9/15/2035
2018-FL4 Issuer	Tranche B	56,446	56,446	1M LIBOR + 160	9/15/2035
2018-FL4 Issuer	Tranche C	68,385	68,385	1M LIBOR + 210	9/15/2035
2018-FL4 Issuer	Tranche D	57,531	57,531	1M LIBOR + 275	9/15/2035
2018-FL4 Issuer	Tranche E	28,223	28,223	1M LIBOR + 305	9/15/2035
2019-FL5 Issuer	Tranche A	407,025	407,025	1M LIBOR + 115	5/15/2029
2019-FL5 Issuer	Tranche A-S	76,950	76,950	1M LIBOR + 148	5/15/2029
2019-FL5 Issuer	Tranche B	50,000	50,000	1M LIBOR + 140	5/15/2029
2019-FL5 Issuer	Tranche C	61,374	61,374	1M LIBOR + 200	5/15/2029
2019-FL5 Issuer	Tranche D	48,600	5,000	1M LIBOR + 240	5/15/2029
2019-FL5 Issuer	Tranche E	20,250	3,000	1M LIBOR + 285	5/15/2029
2021-FL6 Issuer	Tranche A	367,500	367,500	1M LIBOR + 110	3/15/2036
2021-FL6 Issuer	Tranche A-S	86,625	86,625	1M LIBOR + 130	3/15/2036
2021-FL6 Issuer	Tranche B	33,250	33,250	1M LIBOR + 160	3/15/2036
2021-FL6 Issuer	Tranche C	41,125	41,125	1M LIBOR + 205	3/15/2036
2021-FL6 Issuer	Tranche D	44,625	44,625	1M LIBOR + 300	3/15/2036
2021-FL6 Issuer	Tranche E	11,375	11,375	1M LIBOR + 350	3/15/2036
		$2,437,924	$1,977,315

(1)	Excludes $300.1 million of CLO notes, held by the Company, which are eliminated within the collateralized loan obligation line in the consolidated balance sheets as of June 30, 2021.

The following table represents the terms of the notes issued by 2018-FL3 Issuer, 2018-FL4 Issuer and 2019-FL5 Issuer, as of December 31, 2020 (dollars in thousands):

CLO Facility	Tranche	Par Value Issued	Par Value Outstanding (1)	Interest Rate	Maturity Date
2018-FL3 Issuer	Tranche A	$286,700	$161,745	1M LIBOR + 105	10/15/2034
2018-FL3 Issuer	Tranche A-S	77,775	77,775	1M LIBOR + 135	10/15/2034
2018-FL3 Issuer	Tranche B	41,175	41,175	1M LIBOR + 165	10/15/2034
2018-FL3 Issuer	Tranche C	39,650	39,650	1M LIBOR + 255	10/15/2034
2018-FL3 Issuer	Tranche D	42,700	42,700	1M LIBOR + 345	10/15/2034
2018-FL4 Issuer	Tranche A	416,827	416,659	1M LIBOR + 105	9/15/2035
2018-FL4 Issuer	Tranche A-S	73,813	73,813	1M LIBOR + 130	9/15/2035
2018-FL4 Issuer	Tranche B	56,446	56,446	1M LIBOR + 160	9/15/2035
2018-FL4 Issuer	Tranche C	68,385	68,385	1M LIBOR + 210	9/15/2035
2018-FL4 Issuer	Tranche D	57,531	57,531	1M LIBOR + 275	9/15/2035
2019-FL5 Issuer	Tranche A	407,025	407,025	1M LIBOR + 115	5/15/2029
2019-FL5 Issuer	Tranche A-S	76,950	76,950	1M LIBOR + 148	5/15/2029
2019-FL5 Issuer	Tranche B	50,000	50,000	1M LIBOR + 140	5/15/2029
2019-FL5 Issuer	Tranche C	61,374	61,373	1M LIBOR + 200	5/15/2029
2019-FL5 Issuer	Tranche D	48,600	5,000	1M LIBOR + 240	5/15/2029
2019-FL5 Issuer	Tranche E	20,250	3,000	1M LIBOR + 285	5/15/2029
		$1,825,201	$1,639,227

(1)	Excludes $267.1 million of CLO notes, held by the Company, which are eliminated within the collateralized loan obligation line in the consolidated balance sheets as of December 31, 2020.

The below table reflects the total assets and liabilities of the Company's outstanding CLOs. The CLOs are considered VIEs and are consolidated into the Company's consolidated financial statements as of June 30, 2021 and December 31, 2020 as the Company is the primary beneficiary of the VIE. The Company is the primary beneficiary of the CLOs because (i) the Company has the power to direct the activities that most significantly affect the VIE’s economic performance and (ii) the right to receive benefits from the VIEs or the obligation to absorb losses of the VIEs that could be significant to the VIE. The VIE's are non-recourse to the Company.

Assets (dollars in thousands)	June 30, 2021	December 31, 2020
Cash (1)	$128,807	$99,025
Commercial mortgage loans, held for investment, net (2)	2,443,385	2,044,956
Accrued interest receivable	6,080	5,626
Total Assets	$2,578,272	$2,149,607

Liabilities
Notes payable (3)(4)	$2,260,235	$1,892,616
Accrued interest payable	1,334	1,240
Total Liabilities	$2,261,569	$1,893,856

(1)	Includes $128.3 million and $98.6 million of cash held by the servicer related to CLO loan payoffs as of June 30, 2021 and December 31, 2020, respectively.
(2)	The balance is presented net of allowance for credit losses of $13.6 million and $19.4 million as of June 30, 2021 and December 31, 2020, respectively.
(3)
Includes $300.1 million and $267.1 million of CLO notes, held by the Company, which are eliminated within the collateralized loan obligation line of the consolidated balance sheets as of June 30, 2021 and December 31, 2020, respectively.

(4)	The balance is presented net of deferred financing cost and discount of $17.2 million and $13.7 million as of June 30, 2021 and December 31, 2020, respectively.

Note 7 - Debt

Repurchase Agreements - Commercial Mortgage Loans

The Company has entered into repurchase facilities with JPMorgan Chase Bank, National Association (the “JPM Repo Facility”), U.S Bank National Association (the “USB Repo Facility”), Barclays Bank PLC (the “Barclays Revolver Facility” and the “Barclays Repo Facility”), Wells Fargo Bank, National Association (the “WF Repo Facility”), and Credit Suisse AG (the “CS Repo Facility” and together with JPM Repo Facility, USB Repo Facility, WF Repo Facility, Barclays Revolver Facility, and Barclays Repo Facility, the “Repo Facilities”).

The Repo Facilities are financing sources through which the Company may pledge one or more mortgage loans to the financing entity in exchange for funds typically at an advance rate of between 65% to 80% of the principal amount of the mortgage loan being pledged.

The details of the Company’s Repo Facilities at December 31, 2020 and December 31, 2019 are as follows (dollars in thousands):

As of December 31, 2020
Repurchase Facility	Committed Financing	Amount Outstanding	Interest Expense(1)	Ending Weighted Average Interest Rate	Initial Term Maturity
JPM Repo Facility (2)	$300,000	$113,884	$5,020	2.54%	10/6/2022
USB Repo Facility (3)	100,000	5,775	599	2.40%	6/15/2021
CS Repo Facility (4)	200,000	106,971	3,539	2.84%	8/19/2021
WF Repo Facility (5)	175,000	27,150	1,041	2.50%	11/21/2021
Barclays Revolver Facility (6)	100,000	—	387	N/A	9/20/2021
Barclays Repo Facility (7)	300,000	22,560	1,046	2.51%	3/15/2022
Total	$1,175,000	$276,340	$11,632

(1)	For the year ended December 31, 2020. Includes amortization of deferred financing costs.

(2)	On October 6, 2020 the maturity date was amended to October 6, 2022.

(3)	On June 9, 2020, the Company exercised the extension option upon the satisfaction of certain conditions, and extended the term maturity to June 15, 2021.

(4)
On August 28, 2020, the Company exercised the extension option upon the satisfaction of certain conditions, and extended the term maturity to August 19, 2021. Additionally, in 2020 the committed financing amount was downsized from $300 million to $200 million.

(5)
On November 17, 2020, the Company exercised the extension option upon the satisfaction of certain conditions, and extended the term maturity to November 21, 2021. There are two more one-year extension options available at the Company’s discretion.

(6)	There is one one-year extension option available at the Company’s discretion.

(7)	Includes two one-year extensions at the Company’s option.

As of December 31, 2019
Repurchase Facility	Committed Financing	Amount Outstanding	Interest Expense(1)	Ending Weighted Average Interest Rate	Initial Term Maturity
JPM Repo Facility (2)	$300,000	$107,526	$6,862	4.51%	1/30/2021
USB Repo Facility (3)	100,000	—	622	N/A	6/15/2020
CS Repo Facility (4)	300,000	87,375	5,563	4.84%	3/27/2020
WF Repo Facility (5)	175,000	24,942	1,333	3.65%	11/21/2020
Barclays Revolver Facility (6)	100,000	—	976	N/A	9/20/2021
Barclays Facility (7)	300,000	32,700	1,260	3.80%	3/15/2022
Total	$1,275,000	$252,543	$16,616

(1)	For the year ended December 31, 2019. Includes amortization of deferred financing costs.

(2)	On September 3, 2019, the committed financing amount was downsized from $520 million to $300 million and the maturity date was amended to January 30, 2021.

(3)	Includes two one-year extensions at the option of an indirect wholly-owned subsidiary of the Company, which may be exercised upon the satisfaction of certain conditions.

(4)	On March 26, 2019, the Company exercised the extension option upon the satisfaction of certain conditions, and extended the term maturity to March 27, 2020.

(5)	Includes three one-year extensions at the Company’s option, which may be exercised upon the satisfaction of certain conditions.

(6)
On September 13, 2019, the Company exercised the extension option, and extended the term maturity to September 20, 2021. There is one more one-year extension option available at the Company’s discretion.

(7)	Includes two one-year extensions at the Company’s option.

The Company expects to use the advances from the Repo Facilities to finance the acquisition or origination of eligible loans, including first mortgage loans, subordinated mortgage loans, mezzanine loans and participation interests therein.

The Repo Facilities generally provide that in the event of a decrease in the value of the Company’s collateral, the lenders can demand additional collateral. As of December 31, 2020 and December 31, 2019, the Company is in compliance with all debt covenants.

Other financing and loan participation - Commercial Mortgage Loans

On March 23, 2020, the Company transferred $15.2 million of its interest in a term loan to Sterling National Bank (“SNB”) via a participation agreement. During 2020, the Company’s outstanding loan increased resultant of future fundings, leading to an increase in amount outstanding via the participation agreement. The Company incurred $0.5 million of interest expense on SNB for the year ended December 31, 2020. As of December 31, 2020 the outstanding participation balance was $31.4 million. The loan matures on February 9, 2023.

Mortgage Note Payable

On October 15, 2019, the Company obtained a commercial mortgage loan for $29.2 million related to the real estate owned portfolio. As of December 31, 2020 the loan accrued interest at an annual rate of 3.85% and matures on November 6, 2034. The Company incurred $1.1 million of interest expense for the twelve months ended December 31, 2020. Additionally, on January 6, 2020, the Company obtained a commercial mortgage loan for $11.0 million related to the real estate owned portfolio. As of December 31, 2020 the loan and related real estate owned asset was no longer held by the Company (see Note 5 - Real Estate Owned). The Company incurred $0.8 million of interest expense for the twelve months ended December 31, 2020.

Unsecured Debt

Pursuant to a lending and security agreement with Security Benefit Life Insurance Company (“SBL”), which was entered into in February 2020 and amended in March and August 2020, the Company may borrow up to $100.0 million at a rate of one-month LIBOR + 4.5%. The facility has a maturity of February 10, 2023 and is secured by a pledge of equity interests in certain of the Company’s subsidiaries. The Company incurred $0.2 million of interest expense on the lending agreement with SBL for the twelve months ended December 31, 2020. As of December 31, 2020, there was no outstanding balance under the lending agreement.

Repurchase Agreements - Real Estate Securities

The Company has entered into various Master Repurchase Agreements (the “MRAs”) that allow the Company to sell real estate securities while providing a fixed repurchase price for the same real estate securities in the future. The repurchase contracts on each security under an MRA generally mature in 30-90 days and terms are adjusted for current market rates as necessary.

Below is a summary of the Company’s MRAs as of December 31, 2020 and 2019 (dollars in thousands):

				Weighted Average
Counterparty	Amount Outstanding	Accrued Interest	Collateral Pledged (1)	Interest Rate	Days to Maturity
As of December 31, 2020
JP Morgan Securities LLC	$33,791	$1,668	$43,612	1.75%	31
Wells Fargo Securities, LLC	—	1,057	—	N/A	N/A
Goldman Sachs International	22,440	455	30,794	1.68%	16
Barclays Capital Inc.	76,809	2,102	97,244	1.71%	33
Credit Suisse AG	—	905	—	N/A	N/A
Citigroup Global Markets, Inc.	53,788	2,532	71,723	1.70%	29
Total/Weighted Average	$186,828	$8,719	$243,373	1.71%	33

As of December 31, 2019
JP Morgan Securities LLC	$83,353	$124	$93,500	2.53%	20
Wells Fargo Securities, LLC	178,304	1,199	209,873	2.94%	11
Barclays Capital Inc.	40,720	221	47,475	2.81%	23
Citigroup Global Markets, Inc.	91,982	413	103,453	2.69%	19
Total/Weighted Average	$394,359	$1,957	$454,301	2.79%	16

(1)
Includes $72.2 million and $68.5 million of CLO notes, held by the Company, which is eliminated within the Real estate securities, at fair value line of the consolidated balance sheets as of as of December 31, 2020 and December 31, 2019, respectively.

Collateralized Loan Obligation

On January 15, 2020, the Company called all of the outstanding notes issued by BSPRT 2017-FL2 Issuer, Ltd., a wholly owned indirect subsidiary of the Company. The outstanding principal of the notes on the date of the call was $21.0 million. The Company recognized all the remaining unamortized deferred financing costs of $4.5 million recorded within the Interest expense line of the consolidated statements of operations, which was a non-cash charge.

As of December 31, 2020 and December 31, 2019 the notes issued by BSPRT 2018-FL3 Issuer, Ltd. and BSPRT 2018-FL3 Co-Issuer, LLC, wholly owned indirect subsidiaries of the Company, are collateralized by interests in a pool of 27 and 41 mortgage assets having a principal balance of $417.9 million and $523.2 million, respectively (the “2018-FL3 Mortgage Assets”). The sale of the 2018-FL3 Mortgage Assets to BSPRT 2018-FL3 Issuer, Ltd. is governed by a Mortgage Asset Purchase Agreement dated as of April 5, 2018, between the Company and BSPRT 2018-FL3 Issuer, Ltd.

As of December 31, 2020 and December 31, 2019 the notes issued by BSPRT 2018-FL4 Issuer, Ltd. and BSPRT 2018-FL4 Co-Issuer, LLC, each wholly owned indirect subsidiaries of the Company, are collateralized by interests in a pool of 59 and 49 mortgage assets having a principal balance of $852.1 million and $867.9 million, respectively (the “2018-FL4 Mortgage Assets”). The sale of the 2018-FL4 Mortgage Assets to BSPRT 2018-FL4 Issuer, Ltd. is governed by a Mortgage Asset Purchase Agreement dated as of October 12, 2018, between the Company and BSPRT 2018-FL4 Issuer, Ltd.

As of December 31, 2020 and December 31, 2019, the notes issued by BSPRT 2019-FL5 Issuer, Ltd. and BSPRT 2019-FL5 Co-Issuer, LLC, each wholly owned indirect subsidiaries of the Company, are collateralized by interests in a pool of 54 and 48 mortgage assets having a principal balance of $799.8 million and $809.4 million respectively (the “2019-FL5 Mortgage Assets”). The sale of the 2019-FL5 Mortgage Assets to BSPRT 2019-FL5 Issuer, Ltd. is governed by a Mortgage Asset Purchase Agreement dated as of May 30, 2019, between the Company and BSPRT 2019-FL5 Issuer, Ltd.

The Company, through its wholly-owned subsidiaries, holds the preferred equity tranches of the above CLOs of approximately $256.9 million and $305.4 million as of December 31, 2020 and December 31, 2019, respectively. The following table represents the terms of the notes issued by the 2018-FL3 Issuer, 2018-FL4 Issuer, and 2019-FL5 Issuer (the “CLOs), respectively, as of December 31, 2020 (dollars in thousands):

CLO Facility	Tranche	Par Value Issued	Par Value Outstanding (1)	Interest Rate	Maturity Date
2018-FL3 Issuer	Tranche A	$286,700	$161,745	1M LIBOR + 105	10/15/2034
2018-FL3 Issuer	Tranche A-S	77,775	77,775	1M LIBOR + 135	10/15/2034
2018-FL3 Issuer	Tranche B	41,175	41,175	1M LIBOR + 165	10/15/2034
2018-FL3 Issuer	Tranche C	39,650	39,650	1M LIBOR + 255	10/15/2034
2018-FL3 Issuer	Tranche D	42,700	42,700	1M LIBOR + 345	10/15/2034
2018-FL4 Issuer	Tranche A	416,827	416,659	1M LIBOR + 105	9/15/2035
2018-FL4 Issuer	Tranche A-S	73,813	73,813	1M LIBOR + 130	9/15/2035
2018-FL4 Issuer	Tranche B	56,446	56,446	1M LIBOR + 160	9/15/2035
2018-FL4 Issuer	Tranche C	68,385	68,385	1M LIBOR + 210	9/15/2035
2018-FL4 Issuer	Tranche D	57,531	57,531	1M LIBOR + 275	9/15/2035
2019-FL5 Issuer	Tranche A	407,025	407,025	1M LIBOR + 115	5/15/2029
2019-FL5 Issuer	Tranche A-S	76,950	76,950	1M LIBOR + 148	5/15/2029
2019-FL5 Issuer	Tranche B	50,000	50,000	1M LIBOR + 140	5/15/2029
2019-FL5 Issuer	Tranche C	61,374	61,373	1M LIBOR + 200	5/15/2029
2019-FL5 Issuer	Tranche D	48,600	5,000	1M LIBOR + 240	5/15/2029
2019-FL5 Issuer	Tranche E	20,250	3,000	1M LIBOR + 285	5/15/2029
		$1,825,201	$1,639,227

(1)	Excludes $267.1 million of CLO notes, held by the Company, which are eliminated within the collateralized loan obligation line of the consolidated balance sheets as of December 31, 2020.

The following table represents the terms of the notes issued by the 2017-FL1 Issuer, 2017-FL2 Issuer, 2018-FL3 Issuer, 2018-FL4 Issuer, and 2019-FL5 Issuer (the “CLOs), respectively, as of December 31, 2019 (dollars in thousands):

CLO Facility	Tranche	Par Value Issued	Par Value Outstanding (1)	Interest Rate	Maturity Date
2017-FL2 Issuer	Tranche A	$237,970	$—	1M LIBOR + 82	10/15/2034
2017-FL2 Issuer	Tranche A-S	36,357	—	1M LIBOR + 110	10/15/2034
2017-FL2 Issuer	Tranche B	26,441	—	1M LIBOR + 140	10/15/2034
2017-FL2 Issuer	Tranche C	25,339	—	1M LIBOR + 215	10/15/2034
2017-FL2 Issuer	Tranche D	35,255	21,444	1M LIBOR + 345	10/15/2034
2018-FL3 Issuer	Tranche A	286,700	286,700	1M LIBOR + 105	10/15/2034
2018-FL3 Issuer	Tranche A-S	77,775	77,775	1M LIBOR + 135	10/15/2034
2018-FL3 Issuer	Tranche B	41,175	41,175	1M LIBOR + 165	10/15/2034
2018-FL3 Issuer	Tranche C	39,650	39,650	1M LIBOR + 255	10/15/2034
2018-FL3 Issuer	Tranche D	42,700	42,700	1M LIBOR + 345	10/15/2034
2018-FL4 Issuer	Tranche A	416,827	416,827	1M LIBOR + 105	9/15/2035
2018-FL4 Issuer	Tranche A-S	73,813	73,813	1M LIBOR + 130	9/15/2035
2018-FL4 Issuer	Tranche B	56,446	56,446	1M LIBOR + 160	9/15/2035
2018-FL4 Issuer	Tranche C	68,385	68,385	1M LIBOR + 210	9/15/2035
2018-FL4 Issuer	Tranche D	57,531	57,531	1M LIBOR + 275	9/15/2035
2019-FL5 Issuer	Tranche A	407,025	407,025	1M LIBOR + 115	5/15/2029
2019-FL5 Issuer	Tranche A-S	76,950	76,950	1M LIBOR + 148	5/15/2029
2019-FL5 Issuer	Tranche B	50,000	50,000	1M LIBOR + 140	5/15/2029
2019-FL5 Issuer	Tranche C	61,374	61,374	1M LIBOR + 200	5/15/2029
2019-FL5 Issuer	Tranche D	48,600	24,300	1M LIBOR + 240	5/15/2029
2019-FL5 Issuer	Tranche E	20,250	20,250	1M LIBOR + 285	5/15/2029
		$2,186,563	$1,822,345

(1)	Excludes $261.4 million of CLO notes, held by the Company, which are eliminated within the collateralized loan obligation line of the consolidated balance sheets as of December 31, 2019.

The below table reflects the total assets and liabilities of the Company’s outstanding CLOs. The CLOs are considered VIEs and are consolidated into the Company’s consolidated financial statements as of December 31, 2020 and December 31, 2019 as the Company is the primary beneficiary of the VIE. The Company is the primary beneficiary of the CLOs because (i) the Company has the power to direct the activities that most significantly affect the VIE’s economic performance and (ii) the right to receive benefits from the VIEs or the obligation to absorb losses of the VIEs that could be significant to the VIE.

Assets (dollars in thousands)	December 31, 2020	December 31, 2019
Cash and cash equivalents (1)	$99,025	$89,946
Commercial mortgage loans, held for investment, net (2)	2,044,956	2,294,663
Accrued interest receivable	5,626	6,254
Total Assets	$2,149,607	$2,390,863

Liabilities
Notes payable (3)(4)	$1,892,616	$2,064,601
Accrued interest payable	1,240	2,576
Total Liabilities	$1,893,856	$2,067,177

(1)	Includes $98.6 million and $89.3 million of cash held by the servicer related to CLO loan payoffs as of December 31, 2020 and December 31, 2019.

(2)	The balance is presented net of allowance for credit losses of $19.4 million and $0.8 million as of December 31, 2020 and December 31, 2019, respectively.

(3)
Includes $267.1 million and $261.4 million of CLO notes, held by the Company, which are eliminated within the collateralized loan obligation line of the consolidated balance sheets as of December 31, 2020 and December 31, 2019.

(4)	The balance is presented net of deferred financing cost and discount of $13.7 million and $19.2 million as of December 31, 2020 and December 31, 2019, respectively.